VIA EDGAR

December 5, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Putnam Tax-Free Income Trust (Reg. No. 2-98790) (811-4345)
     (the "Trust") Post-Effective Amendment No. 12 to
     Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectuses that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 1, 1995.

      Comments or questions concerning this certificate may be directed to at 1-800-225-2465, ext. 1395.

                              Very truly yours,


                              Putnam Tax-Free Income Trust

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President

cc:  Bryan Chegwidden, Esq.